Related Party Transactions (Details) - USD ($)				1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 08, 2019	Nov. 09, 2017	May 10, 2012	Dec. 31, 2018	Dec. 31, 2017		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Amount due to related parties				$ 800,822	$ 434,030	[1]	$ 2,565,812		$ 2,565,812		$ 800,822	$ 434,030	[1]
Interest expenses related to note											120,000	120,000
Interest payable				$ 140,055	20,055						$ 140,055	$ 20,055
Asia Times
Related Party Transaction [Line Items]
Interest rate of convertible note				3.16%							3.16%
$2.5 Million Convertible Promissory Note | SSSIG
Related Party Transaction [Line Items]
Principal amount of convertible note	$ 2,500,000
Interest rate of convertible note	4.00%
Conversion price of note convertible	$ 1.83
Advance received without any interest				$ 1,000,000							$ 1,000,000
Maturity date of the note	Feb. 08, 2020
Interest expenses related to note							13,000		36,000
Principal amount of convertible note received							1,300,000		1,300,000
Convertible promissory note amount not received				1,500,000			1,200,000		1,200,000		1,500,000
Mr. Shane McMahon
Related Party Transaction [Line Items]
Interest expenses related to note				0.0	$ 407,863
Mr. Shane McMahon | Convertible Note
Related Party Transaction [Line Items]
Amount due to related parties			$ 3,000,000
Principal amount of convertible note			$ 3,000,000
Interest rate of convertible note			4.00%
Conversion price of note convertible		$ 1.5	$ 1.75
Conversion price of convertible note after amendment			$ 1.5
Maturity date of the note		Dec. 31, 2019	Dec. 31, 2020
Interest expenses related to note							30,000	$ 30,000	90,000	$ 90,000
Interest payable				$ 140,055			$ 229,808		$ 229,808		$ 140,055
Bruno Wu ("Mr.Wu") | $2.5 Million Convertible Promissory Note | SSSIG | Subsequent Event
Related Party Transaction [Line Items]
Principal amount of convertible note	$ 2,500,000
Interest rate of convertible note	4.00%
Conversion price of note convertible	$ 1.83
Maturity date of the note	Feb. 08, 2020

[1]	The above consolidated balance sheets include Shanghai Guang Ming Investment Management Limited (“Guang Ming”). The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 80550 (See Note 6 “Acquisition”)